Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2021
Prospectus Date	rr_ProspectusDate	Nov. 22, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A